Share-Based Compensation - Schedule of Estimated Fair Value of Stock Option Granted (Details) - Employees, Directors and Non-employee Directors	12 Months Ended
	Dec. 31, 2022 ¥ / shares	Dec. 31, 2022 $ / shares ¥ / shares	Dec. 31, 2021 $ / shares ¥ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares ¥ / shares	Dec. 31, 2020 $ / shares
Expected volatility, minimum	47.26%	47.26%	46.68%	46.68%	45.25%	45.25%
Expected volatility, maximum	47.52%	47.52%	47.79%	47.79%	48.26%	48.26%
Risk-free interest rate, minimum (per annum)	4.07%	4.07%	1.11%	1.11%	0.67%	0.67%
Risk-free interest rate,maximum (per annum)	2.41%	2.41%	1.64%	1.64%	0.88%	0.88%
Exercise multiples | (per share)	¥ 1.5	¥ 1.5			$ 2	$ 2
Expected term (in years)	10 years	10 years	10 years	10 years	10 years	10 years
Fair value of the underlying shares on the date of grants (US$) | ¥ / shares	¥ 4.8		¥ 23.0		$ 25.5
Minimum
Exercise multiples			¥ 1.5	$ 1.5
Fair value of the underlying shares on the date of grants (US$)		¥ 1.48		1.91		$ 3.15
Maximum
Exercise multiples			¥ 2.5	2.5
Fair value of the underlying shares on the date of grants (US$)		¥ 0.32		$ 6.31		$ 4.15